Segments - Summary of Revenue by Segment and Region (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total cost of revenues	$ 73,274	$ 78,080	$ 283,228	$ 292,835
Restructuring expenses	4,002
Income (loss) from operations	(9,861)	(3,385)	(208,817)	(7,911)
Direct to Consumer
Segment Reporting Information [Line Items]
Total cost of revenues	17,983	19,992	83,369	92,201
Restructuring expenses	63
Income (loss) from operations	2,214	1,969	(18,286)	15,995
Wholesale
Segment Reporting Information [Line Items]
Total cost of revenues	19,144	23,987	86,718	83,913
Restructuring expenses	2,289
Income (loss) from operations	(1,293)	2,288	(130,475)	3,031
Business to Business
Segment Reporting Information [Line Items]
Total cost of revenues	36,148	34,180	113,183	113,835
Restructuring expenses	0
Income (loss) from operations	4,898	10,533	12,284	17,751
Other
Segment Reporting Information [Line Items]
Total cost of revenues	(1)	(79)	(42)	2,886
Restructuring expenses	1,650
Income (loss) from operations	$ (15,680)	$ (18,175)	$ (72,340)	$ (44,688)